Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes

Note 19 – Income Taxes

Income (loss) before income taxes consists of:

	For the Years Ended December 31,
	2025	2024
Domestic	$(37,841,287)	$(21,278,239)
Foreign	1,123,216	(258,610)
Income before taxes	$(36,718,071)	$(21,536,849)

The components of income tax provision expense (benefit) for the years ended December 31, 2025 and 2024 were as follows:

	For the Years Ended December 31,
	2025	2024
Current provision
Federal	$-	$-
State	-	581
Foreign	-	-
Current provision for income taxes	$-	$581

Deferred provision
Federal	$124,223	$(4,045,818)
State	(275,872)	(105,464)
Foreign	10,338	(10,338)
Change in valuation allowance	141,311	4,161,621
Deferred provision for income taxes	$-	$-
Total provision for income taxes	$-	$581

The Company adopted ASU No. 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” on a prospective basis beginning with the year ended December 31, 2025. The following table presents required disclosure pursuant to ASU No. 2023-09 and reconciles the U.S. federal statutory tax amount and rate to our actual global effective amount and rate for the year ended December 31, 2025:

	For the Year Ended December 31, 2025
	Amount	Percent
U.S. federal statutory tax rate	$(7,710,795)	(21.0)%
State income taxes, net of federal income tax effect	(282,645)	(0.8)
Foreign tax effects
Puerto Rico
Statutory tax rate difference between Puerto Rico and United States	(247,107)	(0.6)
Changes in valuation allowance	(10,338)	-
Effect of cross-border tax laws
Global intangible low-tax income	22,250	0.1
Changes in valuation allowance	151,649	0.4
Nontaxable or nondeductible items
Change in Fair Value of SAFE agreements	3,647,367	9.9
Transaction costs	548,015	1.5
Loss on extinguishment of debt	1,202,942	3.3
Deferred tax true-ups	2,551,581	6.9
Other adjustments
Other	127,081	0.3
Effective tax rate	$-	0.0%

Significant components of the Company’s deferred tax assets are as follows for the year ended December 31, 2025:

December 31, 2025
Deferred tax assets:
Research and development tax credits	$262,178
Lease liabilities	65,554
Net operating losses	3,310,890
Other	1,367,374
Total deferred tax assets	$5,005,996

Deferred tax liabilities:
Right of use asset	(60,330)
Total deferred tax liabilities	(60,330)
Valuation allowance	(4,945,666)
Net deferred tax assets	$-

Significant components of the Company’s deferred tax assets are as follows for the year ended December 31, 2024:

December 31, 2024
Deferred tax asset (liability):
Accrual to cash adjustment	$729,287
Charitable contributions	1,618
Change in fair value of SAFE agreements	3,106,508
R&D expenditures	359,433
R&D tax credit carryovers	239,142
Right-of-use asset	(65,999)
Lease liability	56,893
Stock options	55,481
Federal net operating loss carryforwards	304,628
Foreign net operating loss carryforwards	10,338
State net operating loss carryforwards	7,028
Valuation allowance	(4,804,357)
Net deferred taxes	$-

As of December 31, 2025 and 2024, the Company had a net operating loss carryforward for federal income tax purposes of $14.8 million and $1.5 million, respectively, which have indefinite carryforward periods. As of December 31, 2025 and 2024, the Company had a net operating loss carryforward for state income tax purposes of $8.5 million and $2.0 million, respectively, which have various carryforward periods and will begin to expire in 2038. As of December 31, 2025 and 2024, the Company had federal research and development tax credit carryforwards of approximately $262 thousand and $239 thousand, respectively, which begin to expire in 2042.

Management has established a 100% valuation allowance against the deferred tax assets as management does not believe it is more likely than not that these assets will be realized. The Company’s valuation allowance increased by approximately $141 thousand from 2024 to 2025.

The Company complies with the provisions of ASC 740-10 in accounting for its uncertain tax positions. ASC 740-10 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under ASC 740-10, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company has determined that the Company has no significant uncertain tax positions requiring recognition under ASC 740-10 and therefore has not included a tabular roll forward of unrecognized tax benefits. As there are no uncertain tax positions recognized, interest and penalties have not been accrued.

The Company is subject to income tax in the United States, as well as various states and Puerto Rico. The Company has not been audited by any state tax authorities in connection with income taxes. The Company has not been audited by Puerto Rican tax authorities or any states in connection with income taxes.

The Company’s tax years December 31, 2021 through December 31, 2025 generally remain open to adjustment for all federal, state and foreign tax matters until its net operating loss and tax credit carryforwards are utilized or expire prior to utilization, and the applicable statutes of limitation have expired in the utilization year. The federal and state tax authorities can generally reduce a net operating loss (but not create taxable income) for a period outside the statute of limitations in order to determine the correct amount of net operating loss which may be allowed as a deduction against income for a period within the statute of limitations.

The Company recognizes interest accrued related to unrecognized tax benefits and penalties, if incurred, as a component of income tax expense. The Company made no state or foreign tax payments for the year ended December 31, 2025; therefore, no table is needed as a result of the adoption.

On July 4, 2025, President Trump signed into law the One Big Beautiful Bill Act (“OBBBA”), which resulted in the extension of many provisions of the current tax law as well as other rule changes that could impact the Company’s tax provision in 2025 or 2026. Examples of the new tax law include the following:

●	Full expensing of U.S. research and development costs under Section 174A.

●	Retroactive expensing of unamortized U.S. research and development costs capitalized between 2022 and 2024; either all in 2025, or over two years in 2025 and 2026.

●	Return of the Section 163(j) taxable income base excluding the deductions for depreciation and amortization in 2025 (change from “Tax EBIT” to “Tax EBITDA”).

●	Decrease in the Section 250 deduction for Net CFC Tested Income (formerly GILTI) to 40% (from 50%) in 2026, instead of the scheduled decrease to 37.5% prior to the OBBBA.

●	Decrease in the Section 250 deduction for foreign-derived income to 33.34% (from 37.5%) in 2026, instead of the scheduled decrease to 21.875% prior to the OBBBA.

●	Increase in the foreign tax credit rate on Net CFC Tested Income (formerly GILTI) to 90% (from 80%), and a 10% disallowance on repatriation, in 2026.

●	Removal of the allocation of interest expense and research and development expense to Net CFC Tested Income (formerly GILTI) in calculating the foreign tax credit limitation, effective in 2026.

The Company has determined the legislation will not have a material impact on the Company’s financial statements.